Income (loss) per share (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Earnings per share [line items]
Weighted average number of basic Common Shares (in shares)	33,044,250	32,834,833	33,024,887	32,809,397
Share options (in shares)	815,863	1,228,881	850,888	0
DSU's (in shares)	84,254	59,058	68,749	0
RSU's (in shares)	125,321	0	88,142	0
Weighted average number of diluted Common Shares (in shares)	34,069,688	34,122,772	34,032,666	32,809,397
Antidilutive securities (in shares)	0	0	15,991	0